Annual Total Returns[BarChart] - NVIT Investor Destinations Moderately Conservative Fund - Class II Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	2.06%	8.04%	10.49%	4.74%	(0.03%)	5.70%	9.21%	(3.73%)	13.48%	8.55%